Suspended Exploratory Well Costs - Rollforward (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Increase (Decrease) in Capitalized Exploratory Well Costs that are Pending Determination of Proved Reserves [Roll Forward]
Balance at January 1	$ 525	$ 1,230	$ 1,124
Additions pending the determination of proved reserves (1)	90	349	490
Divestitures and other	(38)	(36)	(11)
Reclassifications to proved properties	(132)	(41)	(50)
Charges to exploration expense	(1)	(977)	(323)
Balance at December 31	$ 444	$ 525	$ 1,230